Form N-1A Cover	Apr. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE CHARLES SCHWAB FAMILY OF FUNDS
Entity Central Index Key	0000857156
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 28, 2025
Prospectus Date	Apr. 28, 2025